Common Stock - Summary of Stock Options Outstanding Regarding Number of Common Shares Issuable upon Exercise of Outstanding Options (Detail)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Number of Outstanding Options | shares	1,378,805
Exercise Price Range, Weighted Average Exercise Price	$ 8.62
Exercise Price Range, Weighted Average Remaining Contractual Life	6 years 3 months 18 days
Range one [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	$ 1.00
Exercise Price Range, Upper Range Limit	$ 1.54
Exercise Price Range, Number of Outstanding Options | shares	122,010
Exercise Price Range, Weighted Average Exercise Price	$ 1.00
Exercise Price Range, Weighted Average Remaining Contractual Life	9 years 4 months 10 days
Range two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	$ 1.55
Exercise Price Range, Upper Range Limit	$ 1.88
Exercise Price Range, Number of Outstanding Options | shares	337,298
Exercise Price Range, Weighted Average Exercise Price	$ 1.86
Exercise Price Range, Weighted Average Remaining Contractual Life	7 years 11 months 16 days
Range three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	$ 1.89
Exercise Price Range, Upper Range Limit	$ 3.40
Exercise Price Range, Number of Outstanding Options | shares	118,874
Exercise Price Range, Weighted Average Exercise Price	$ 2.62
Exercise Price Range, Weighted Average Remaining Contractual Life	6 years 11 months 23 days
Range four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	$ 3.41
Exercise Price Range, Upper Range Limit	$ 11.70
Exercise Price Range, Number of Outstanding Options | shares	78,447
Exercise Price Range, Weighted Average Exercise Price	$ 7.70
Exercise Price Range, Weighted Average Remaining Contractual Life	5 years 8 months 19 days
Range five [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	$ 11.71
Exercise Price Range, Upper Range Limit	$ 11.86
Exercise Price Range, Number of Outstanding Options | shares	185,105
Exercise Price Range, Weighted Average Exercise Price	$ 11.79
Exercise Price Range, Weighted Average Remaining Contractual Life	6 years 7 months 28 days
Range six [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	$ 11.87
Exercise Price Range, Upper Range Limit	$ 11.99
Exercise Price Range, Number of Outstanding Options | shares	144,699
Exercise Price Range, Weighted Average Exercise Price	$ 11.95
Exercise Price Range, Weighted Average Remaining Contractual Life	5 years 7 months 21 days
Range seven [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	$ 12.00
Exercise Price Range, Upper Range Limit	$ 13.08
Exercise Price Range, Number of Outstanding Options | shares	132,650
Exercise Price Range, Weighted Average Exercise Price	$ 12.88
Exercise Price Range, Weighted Average Remaining Contractual Life	4 years 11 months 19 days
Range eight [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	$ 13.09
Exercise Price Range, Upper Range Limit	$ 16.40
Exercise Price Range, Number of Outstanding Options | shares	135,576
Exercise Price Range, Weighted Average Exercise Price	$ 15.64
Exercise Price Range, Weighted Average Remaining Contractual Life	3 years 6 months 15 days
Range nine [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	$ 16.41
Exercise Price Range, Upper Range Limit	$ 21.67
Exercise Price Range, Number of Outstanding Options | shares	63,446
Exercise Price Range, Weighted Average Exercise Price	$ 17.74
Exercise Price Range, Weighted Average Remaining Contractual Life	3 years 6 months 22 days
Range ten [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	$ 21.68
Exercise Price Range, Upper Range Limit	$ 22.28
Exercise Price Range, Number of Outstanding Options | shares	60,700
Exercise Price Range, Weighted Average Exercise Price	$ 22.28
Exercise Price Range, Weighted Average Remaining Contractual Life	2 years 8 months 1 day